DIRECT HOSPITALITY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
Schedule of Direct Hospitality Expense
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Employee compensation and benefits	$154	$150	$302	$285
Depreciation and amortization	99	92	203	191
Cost of food, beverage, and retail goods sold	91	85	174	165
Maintenance and utilities	38	38	80	81
Marketing and advertising	21	22	49	46
Other	133	138	261	265
Total direct hospitality expense	$536	$525	$1,069	$1,033